Asbestos - AICF Contribution (Detail) $ in Millions, $ in Millions								3 Months Ended			12 Months Ended			60 Months Ended
	Jul. 01, 2019 USD ($)	Jul. 02, 2018 USD ($)	Jul. 02, 2018 AUD ($)	Jul. 03, 2017 USD ($)	Jul. 03, 2017 AUD ($)	Jul. 01, 2016 USD ($)	Jul. 01, 2016 AUD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Payment to fund											$ 103.0	$ 102.2	$ 91.1	$ 472.1	$ 595.3
Adjustment to Net Cash Provided by (Used in) Operating Activities											0.8
Net cash provided by operating activities								$ 295.0	$ 292.1	$ 260.4	287.6
AICF Funding
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Payment to fund		$ 103.0	$ 138.4	$ 102.2	$ 135.1	$ 91.1	$ 120.7
Net cash provided by operating activities								$ 294.2	$ 292.1	$ 260.4
AICF Funding
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Net cash provided by operating activities											$ 288.4
Scenario, Forecast [Member] | AICF Funding
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Payment to fund	$ 100.9